VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Aerospace & Defense—0.7%
Axon Enterprise, Inc.(1)	3,594	$ 495
Curtiss-Wright Corp.	2,380	358
HEICO Corp.	2,536	389
		1,242

Air Freight & Logistics—1.0%
Hub Group, Inc. Class A(1)	23,400	1,807
Auto Components—0.1%
LCI Industries	2,341	243
Banks—7.2%
American National Bankshares, Inc.	3,300	124
Banc of California, Inc.	31,231	605
Bancorp, Inc. (The)(1)	4,100	116
Byline Bancorp, Inc.	28,600	763
Cathay General Bancorp	31,000	1,387
Central Pacific Financial Corp.	12,692	354
ConnectOne Bancorp, Inc.	3,800	122
Customers Bancorp, Inc.(1)	1,800	94
First Financial Bankshares, Inc.	8,717	385
First Foundation, Inc.	3,187	77
Glacier Bancorp, Inc.	6,716	338
Hancock Whitney Corp.	19,408	1,012
Hanmi Financial Corp.	4,600	113
HomeStreet, Inc.	2,500	119
Hope Bancorp, Inc.	54,192	871
Independent Bank Corp.	748	61
Investors Bancorp, Inc.	41,957	626
PacWest Bancorp	22,463	969
PCB Bancorp	7,200	165
Pinnacle Financial Partners, Inc.	6,351	585
Preferred Bank	13,532	1,003
Premier Financial Corp.	1,864	57
QCR Holdings, Inc.	2,400	136
Sandy Spring Bancorp, Inc.	9,466	425
Silvergate Capital Corp. Class A(1)	2,667	402
SouthState Corp.	5,618	458
TriState Capital Holdings, Inc.(1)	1,873	62
United Bankshares, Inc.	7,677	268
Valley National Bancorp	32,948	429
Western Alliance Bancorp	3,916	324
		12,450

Beverages—1.0%
Coca-Cola Consolidated, Inc.	3,350	1,664
Biotechnology—3.4%
Arrowhead Pharmaceuticals, Inc.(1)	3,949	182
Avita Medical, Inc.(1)	13,257	112
BioCryst Pharmaceuticals, Inc.(1)	34,296	558
	Shares	Value

Biotechnology—continued
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,045	$ 717
Blueprint Medicines Corp.(1)	8,198	524
Cytokinetics, Inc.(1)	8,286	305
Dynavax Technologies Corp.(1)	9,811	106
Eagle Pharmaceuticals, Inc.(1)	7,766	384
Fate Therapeutics, Inc.(1)	5,107	198
Halozyme Therapeutics, Inc.(1)	5,167	206
Horizon Therapeutics plc(1)	2,181	229
Intellia Therapeutics, Inc.(1)	3,718	270
IVERIC bio, Inc.(1)	26,675	449
Keros Therapeutics, Inc.(1)	8,800	479
Monte Rosa Therapeutics, Inc.(1)	10,623	149
Novavax, Inc.(1)	1,642	121
Protagonist Therapeutics, Inc.(1)	13,474	319
SpringWorks Therapeutics, Inc.(1)	2,852	161
TG Therapeutics, Inc.(1)	11,316	108
Xencor, Inc.(1)	11,186	298
		5,875

Building Products—1.2%
Builders FirstSource, Inc.(1)	13,566	876
CSW Industrials, Inc.	531	62
Masonite International Corp.(1)	3,474	309
UFP Industries, Inc.	11,900	918
		2,165

Capital Markets—2.7%
AllianceBernstein Holding LP	18,122	852
Barings BDC, Inc.	30,127	312
Evercore, Inc. Class A	6,076	676
Freedom Holding Corp. N.V.(1)	6,196	369
Golub Capital BDC, Inc.	43,534	662
Greenhill & Co., Inc.	6,700	104
Hercules Capital, Inc.	26,320	476
LPL Financial Holdings, Inc.	3,096	566
Main Street Capital Corp.	7,350	313
PJT Partners, Inc. Class A	6,138	387
		4,717

Chemicals—1.5%
AdvanSix, Inc.	3,400	174
Balchem Corp.	2,387	326
HB Fuller Co.	10,166	672
Huntsman Corp.	7,382	277
Sensient Technologies Corp.	6,487	544
Trinseo plc	11,227	538
		2,531

	Shares	Value

Commercial Services & Supplies—1.1%
Casella Waste Systems, Inc. Class A(1)	7,540	$ 661
Clean Harbors, Inc.(1)	8,288	925
Tetra Tech, Inc.	2,243	370
		1,956

Communications Equipment—0.1%
Digi International, Inc.(1)	6,300	136
Construction & Engineering—1.2%
API Group Corp.(1)	35,330	743
Construction Partners, Inc. Class A(1)	2,516	66
EMCOR Group, Inc.	5,063	570
MasTec, Inc.(1)	4,354	379
MYR Group, Inc.(1)	1,300	122
NV5 Global, Inc.(1)	805	108
Sterling Construction Co., Inc.(1)	3,874	104
		2,092

Construction Materials—0.2%
Summit Materials, Inc. Class A(1)	9,921	308
Consumer Finance—0.1%
LendingClub Corp.(1)	13,021	205
Containers & Packaging—1.2%
Graphic Packaging Holding Co.	55,914	1,120
Silgan Holdings, Inc.	18,855	872
		1,992

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc.(1)	4,236	562
Carriage Services, Inc.	11,210	598
Grand Canyon Education, Inc.(1)	4,311	419
Houghton Mifflin Harcourt Co.(1)	7,300	153
		1,732

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	965	31
Cogent Communications Holdings, Inc.	3,591	238
		269

Electric Utilities—3.0%
ALLETE, Inc.	8,299	556
Hawaiian Electric Industries, Inc.	20,423	864
IDACORP, Inc.	8,100	934
Otter Tail Corp.	13,888	868
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Electric Utilities—continued
Portland General Electric Co.	37,083	$ 2,045
		5,267

Electrical Equipment—0.9%
Allied Motion Technologies, Inc.	1,455	43
Atkore, Inc.(1)	15,700	1,546
		1,589

Electronic Equipment, Instruments & Components—2.0%
Belden, Inc.	26,700	1,479
II-VI, Inc.(1)	5,584	405
Napco Security Technologies, Inc.(1)	4,882	100
OSI Systems, Inc.(1)	5,492	467
Sanmina Corp.(1)	23,939	968
		3,419

Energy Equipment & Services—0.2%
ChampionX Corp.(1)	13,049	320
DMC Global, Inc.(1)	2,858	87
		407

Entertainment—1.0%
Liberty Media Corp-Liberty Formula One Class A(1)	14,570	920
Madison Square Garden Sports Corp. Class A(1)	3,479	624
Marcus Corp. (The)(1)	6,800	120
		1,664

Equity Real Estate Investment—1.8%
Armada Hoffler Properties, Inc.	36,600	534
CareTrust REIT, Inc.	9,758	188
First Industrial Realty Trust, Inc.	7,984	494
Gladstone Commercial Corp.	5,500	121
Industrial Logistics Properties Trust	30,035	681
NexPoint Residential Trust, Inc.	1,500	136
Physicians Realty Trust	25,808	453
Terreno Realty Corp.	7,400	548
		3,155

Food & Staples Retailing—1.7%
BJ’s Wholesale Club Holdings, Inc.(1)	7,534	509
Casey’s General Stores, Inc.	2,950	585
Grocery Outlet Holding Corp.(1)	2,513	82
Ingles Markets, Inc. Class A	5,320	474
	Shares	Value

Food & Staples Retailing—continued
PriceSmart, Inc.	4,384	$ 346
Sprouts Farmers Market, Inc.(1)	17,877	572
Weis Markets, Inc.	5,592	399
		2,967

Food Products—3.9%
Calavo Growers, Inc.	2,351	86
Cal-Maine Foods, Inc.	16,634	919
Flowers Foods, Inc.	31,249	803
Hain Celestial Group, Inc. (The)(1)	16,242	559
Hostess Brands, Inc.(1)	45,623	1,001
J & J Snack Foods Corp.	4,420	686
John B Sanfilippo & Son, Inc.	9,252	772
Lancaster Colony Corp.	4,179	623
Local Bounti Corp.(1)	62,560	531
S&W Seed Co.(1)	115,683	246
Sanderson Farms, Inc.	2,184	409
Tootsie Roll Industries, Inc.	4,338	152
		6,787

Gas Utilities—0.5%
ONE Gas, Inc.	8,920	787
Healthcare Equipment & Supplies—5.5%
Axonics, Inc.(1)	16,151	1,011
CONMED Corp.	12,224	1,816
Cutera, Inc.(1)	4,000	276
Envista Holdings Corp.(1)	10,884	530
Establishment Labs Holdings, Inc.(1)	10,840	731
Globus Medical, Inc. Class A(1)	11,359	838
Inari Medical, Inc.(1)	5,895	534
Lantheus Holdings, Inc.(1)	1,690	93
Meridian Bioscience, Inc.(1)	9,085	236
Merit Medical Systems, Inc.(1)	28,900	1,922
OrthoPediatrics Corp.(1)	1,707	92
Shockwave Medical, Inc.(1)	2,732	567
SI-BONE, Inc.(1)	22,861	517
Surmodics, Inc.(1)	1,081	49
Tandem Diabetes Care, Inc.(1)	2,181	254
		9,466

Healthcare Providers & Services—2.8%
Apollo Medical Holdings, Inc.(1)	1,000	48
Chemed Corp.	1,241	629
Cross Country Healthcare, Inc.(1)	10,886	236
	Shares	Value

Healthcare Providers & Services—continued
Encompass Health Corp.	5,386	$ 383
Owens & Minor, Inc.	16,035	706
R1 RCM, Inc.(1)	11,308	303
Tenet Healthcare Corp.(1)	29,132	2,504
		4,809

Healthcare Technology—0.1%
Omnicell, Inc.(1)	1,979	256
Hotels, Restaurants & Leisure—2.7%
Bluegreen Vacations Holding Corp.(1)	4,200	124
Boyd Gaming Corp.	12,520	824
Everi Holdings, Inc.(1)	6,358	133
Hyatt Hotels Corp. Class A(1)	6,065	579
Lindblad Expeditions Holdings, Inc.(1)	55,919	843
Planet Fitness, Inc. Class A(1)	11,197	946
Red Rock Resorts, Inc. Class A	25,588	1,243
		4,692

Household Durables—0.5%
La-Z-Boy, Inc.	9,850	260
Lennar Corp. Class B	7,721	527
		787

Household Products—0.2%
WD-40 Co.	1,712	314
Insurance—2.7%
AMERISAFE, Inc.	7,073	351
Donegal Group, Inc. Class A	19,815	266
Employers Holdings, Inc.	2,303	94
Enstar Group Ltd.(1)	712	186
Genworth Financial, Inc. Class A(1)	442,000	1,671
NI Holdings, Inc.(1)	4,490	76
RLI Corp.	5,043	558
Safety Insurance Group, Inc.	2,768	252
Stewart Information Services Corp.	20,100	1,218
		4,672

IT Services—1.5%
Brightcove, Inc.(1)	5,628	44
DigitalOcean Holdings, Inc.(1)	8,730	505
Hackett Group, Inc. (The)	2,730	63
Perficient, Inc.(1)	7,199	793
Repay Holdings Corp.(1)	9,550	141
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

IT Services—continued
Switch, Inc. Class A	34,369	$ 1,059
		2,605

Leisure Products—0.5%
Acushnet Holdings Corp.	10,344	416
Malibu Boats, Inc. Class A(1)	6,465	375
		791

Life Sciences Tools & Services—0.9%
Codexis, Inc.(1)	2,362	49
Medpace Holdings, Inc.(1)	2,879	471
NanoString Technologies, Inc.(1)	5,330	185
NeoGenomics, Inc.(1)	3,288	40
West Pharmaceutical Services, Inc.	2,075	852
		1,597

Machinery—1.4%
AGCO Corp.	2,961	432
Chart Industries, Inc.(1)	4,428	761
Columbus McKinnon Corp.	1,161	49
ITT, Inc.	9,447	711
Shyft Group, Inc. (The)	2,610	94
Terex Corp.	9,019	322
		2,369

Marine—1.3%
Matson, Inc.	18,237	2,200
Media—1.2%
Cable One, Inc.	365	535
Gannett Co., Inc.(1)	20,900	94
Liberty Broadband Corp. Class A(1)	5,100	668
WideOpenWest, Inc.(1)	41,318	721
		2,018

Metals & Mining—3.2%
Allegheny Technologies, Inc.(1)	12,985	349
Alpha Metallurgical Resources, Inc.(1)	1,800	238
Commercial Metals Co.	51,700	2,152
Hecla Mining Co.	32,623	214
MP Materials Corp.(1)	9,309	534
Royal Gold, Inc.	1,943	274
Schnitzer Steel Industries, Inc. Class A	6,776	352
TimkenSteel Corp.(1)	8,700	190
Warrior Met Coal, Inc.	31,700	1,176
		5,479

Multiline Retail—0.7%
Macy’s, Inc.	50,064	1,220
Multi-Utilities—0.8%
Avista Corp.	7,241	327
	Shares	Value

Multi-Utilities—continued
Black Hills Corp.	10,615	$ 818
Unitil Corp.	4,780	238
		1,383

Oil, Gas & Consumable Fuels—6.1%
Civitas Resources, Inc.	11,867	708
Coterra Energy, Inc.	33,199	895
Enviva, Inc.	2,171	172
Hess Midstream LP Class A	20,266	608
Magnolia Oil & Gas Corp. Class A	73,688	1,743
Nabors Industries Ltd.(1)	1,000	153
Northern Oil and Gas, Inc.	21,634	610
Ovintiv, Inc.	43,083	2,329
PDC Energy, Inc.	8,528	620
Ranger Oil Corp. Class A(1)	24,201	836
Whiting Petroleum Corp.	23,800	1,940
		10,614

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	14,774	918
Personal Products—1.4%
Beauty Health Co. (The)(1)	12,310	208
BellRing Brands, Inc.(1)	20,865	481
Coty, Inc. Class A(1)	79,275	713
Medifast, Inc.	2,159	369
Nu Skin Enterprises, Inc. Class A	6,620	317
USANA Health Sciences, Inc.(1)	5,063	402
		2,490

Pharmaceuticals—2.2%
Alpha Teknova, Inc.(1)	18,031	249
Amphastar Pharmaceuticals, Inc.(1)	2,148	77
Antares Pharma, Inc.(1)	13,106	54
ATAI Life Sciences NV(1)	25,858	132
Catalent, Inc.(1)	4,505	499
Collegium Pharmaceutical, Inc.(1)	6,576	134
Phibro Animal Health Corp. Class A	6,000	120
Prestige Consumer Healthcare, Inc.(1)	48,605	2,573
		3,838

Professional Services—2.6%
ASGN, Inc.(1)	5,384	628
CRA International, Inc.	1,059	89
Franklin Covey Co.(1)	1,156	52
Heidrick & Struggles International, Inc.	18,448	730
ICF International, Inc.	8,631	813
Kforce, Inc.	13,810	1,022
ManTech International Corp. Class A	10,549	909
	Shares	Value

Professional Services—continued
Science Applications International Corp.	3,415	$ 315
		4,558

Real Estate Management & Development—1.7%
Cushman & Wakefield plc(1)	75,300	1,544
Kennedy-Wilson Holdings, Inc.	59,400	1,449
		2,993

Road & Rail—1.3%
Ryder System, Inc.	17,800	1,412
Saia, Inc.(1)	3,092	754
USA Truck, Inc.(1)	5,400	111
		2,277

Semiconductors & Semiconductor Equipment—4.7%
ACM Research, Inc. Class A(1)	1,794	37
Alpha & Omega Semiconductor Ltd.(1)	2,800	153
Amkor Technology, Inc.	27,989	608
Axcelis Technologies, Inc.(1)	24,201	1,828
FormFactor, Inc.(1)	1,906	80
Ichor Holdings Ltd.(1)	1,974	70
Impinj, Inc.(1)	1,400	89
Kulicke & Soffa Industries, Inc.	22,749	1,275
MACOM Technology Solutions Holdings, Inc.(1)	14,719	881
MaxLinear, Inc.(1)	24,217	1,413
Onto Innovation, Inc.(1)	6,217	540
SunPower Corp.(1)	12,324	265
Ultra Clean Holdings, Inc.(1)	19,631	832
		8,071

Software—1.9%
Agilysys, Inc.(1)	2,263	90
Box, Inc. Class A(1)	19,785	575
Marathon Digital Holdings, Inc.(1)	14,976	419
New Relic, Inc.(1)	5,810	388
Paylocity Holding Corp.(1)	1,611	331
Sapiens International Corp. N.V.	2,470	63
Smartsheet, Inc. Class A(1)	4,669	256
Tenable Holdings, Inc.(1)	6,940	401
Varonis Systems, Inc.(1)	9,380	446
Workiva, Inc. Class A(1)	2,788	329
		3,298

Specialty Retail—1.7%
Asbury Automotive Group, Inc.(1)	2,353	377
See Notes to Schedule of Investments

VIRTUS AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Specialty Retail—continued
Camping World Holdings, Inc. Class A	16,092	$ 450
Dick’s Sporting Goods, Inc.	8,408	841
Genesco, Inc.(1)	17,763	1,130
National Vision Holdings, Inc.(1)	4,902	213
		3,011

Technology Hardware, Storage & Peripherals—0.1%
Avid Technology, Inc.(1)	4,100	143
Textiles, Apparel & Luxury Goods—0.8%
Capri Holdings Ltd.(1)	12,661	651
Oxford Industries, Inc.	7,250	656
		1,307

Thrifts & Mortgage Finance—1.9%
Capitol Federal Financial, Inc.	37,435	407
Flagstar Bancorp, Inc.	8,124	345
Home Bancorp, Inc.	3,100	127
Merchants Bancorp	4,200	115
PCSB Financial Corp.	4,312	82
Washington Federal, Inc.	50,800	1,667
Waterstone Financial, Inc.	31,009	600
		3,343

Trading Companies & Distributors—3.2%
Boise Cascade Co.	14,503	1,008
GMS, Inc.(1)	26,154	1,302
	Shares	Value

Trading Companies & Distributors—continued
Rush Enterprises, Inc. Class A	28,075	$ 1,429
WESCO International, Inc.(1)	13,604	1,770
		5,509

Water Utilities—1.8%
American States Water Co.	17,892	1,593
California Water Service Group	13,667	810
SJW Group	9,184	639
		3,042

Total Common Stocks (Identified Cost $142,944)		167,496

Master Limited Partnerships and Related Companies—0.1%
Downstream/Other—0.1%
Sunoco LP	5,903	241
Total Master Limited Partnerships and Related Companies (Identified Cost $165)		241

Total Long-Term Investments—96.9% (Identified Cost $143,109)		167,737

	Shares	Value

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	5,995,266	$ 5,995
Total Short-Term Investment (Identified Cost $5,995)		5,995

TOTAL INVESTMENTS—100.4% (Identified Cost $149,104)		$173,732
Other assets and liabilities, net—(0.4)%		(717)
NET ASSETS—100.0%		$173,015

Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$167,496	$167,496
Master Limited Partnerships and Related Companies	241	241
Money Market Mutual Fund	5,995	5,995
Total Investments	$173,732	$173,732
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.